ITEM 1. REPORT TO STOCKHOLDERS.

--------------------------------------------------------------------------------


                                  John Hancock

                                  Patriot
                                     Global
                                   DIVIDEND FUND


------
ANNUAL
REPORT
------


7.31.03






                              John Hancock [LOGO]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

Table of contents
------------------------------
Your fund at a glance
page 1
------------------------------
Managers' report
page 2
------------------------------
Fund's investments
page 6
------------------------------
Financial statements
page 9
------------------------------
Trustees & officers
page 21
------------------------------
For your information
page 25
------------------------------


Dear Fellow Shareholders,

The stock market made a strong recovery in the first half of 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first seven months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 29.91% through July, while the Dow Jones Industrial Average was up 12.25% and the Standard & Poor's 500 Index returned 13.72%. With falling interest rates, bonds also did well, although they began to reverse course in July. High-yield bonds led the pack, returning 17.18% through July, as measured by the Lehman High Yield Index.

After the jarring stock-market losses of the last three years, it's a welcome relief for investors to be reminded that the market is indeed cyclical, and does move up - not just down. And mutual fund investors finally liked what they saw in their second-quarter statements: positive results. With the exception of bear funds, which bet on the market going down, every fund category tracked by Morningstar, Inc. and Lipper, Inc. posted double-digit gains in the second quarter.

Whether this rally can be sustained depends in large part on whether the economy actually does rebound, and by how much, and how corporate earnings fare. It will also depend on how soon a lot of the investors still sitting on the sidelines decide to get back into the stock market.

No matter what happens next, the dramatic reversal in the stock market's fortunes, and other economic improvements, could be signals that it's time for investors to review their portfolios with their investment professionals to make sure they are well positioned to meet their long-term investment objectives.

Sincerely,


/s/Maureen Ford Goldfarb
------------------------
Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of July 31, 2003. They are subject to change at any time.

-----------
YOUR FUND
AT A GLANCE
-----------


The Fund seeks to provide high current income, consistent with modest growth in capital, by investing in a diversified portfolio of U.S.-dollar-denominated, dividend-paying preferred and common stocks of domestic and foreign issuers, as well as debt obligations.


Over the last twelve months

[] Preferred stocks performed well as interest rates fell and dividend tax cuts loomed.

[] Utility common stocks posted a second-half rally as demand strengthened.

[] The Fund benefited from good security selection.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Patriot Global Dividend Fund". Under the heading is a note that reads "Fund performance for the year ended July 31, 2003." The chart is scaled in increments of 8% with 0% at the bottom and 16% at the top. The first bar represents the 15.33% total return for John Hancock Patriot Global Dividend Fund. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]
--------------------------------------------------------------------------------

Top 10 issuers

5.4%     Lehman Brothers Holdings, Inc.
4.6%     Bear Stearns Cos., Inc.
4.5%     Puget Energy, Inc.
4.0%     Shaw Communications, Inc.
3.8%     El Paso Tennessee Pipeline Co.
3.5%     South Carolina Electric & Gas Co.
3.4%     HSBC USA, Inc.
3.3%     Alabama Power Co.
3.2%     SLM Corp.
3.2%     Anadarko Petroleum Corp.

As a percentage of net assets plus the value of preferred shares on July 31, 2003.

BY GREGORY K. PHELPS and mark t. maloney, FOR THE PORTFOLIO MANAGEMENT TEAM


                                  JOHN HANCOCK

                                  Patriot Global
                                  Dividend Fund


---------
MANAGERS'
REPORT
---------

During the 12 months ended July 31, 2003, preferred stocks performed well amid mostly favorable conditions for the group. Much of the fuel behind the preferred-stock rally was action by the Federal Reserve Board, which lowered interest rates. Also boosting preferred stocks was demand from income-seeking individual investors and income-oriented mutual funds looking for significantly higher yields than what companies paid on their bonds and common stocks. The yields on many preferred stocks - which generally ranged from 6% to 7.5% - continued to outstrip by a fairly wide margin the yields available on Treasury and corporate bonds, as well as the dividends paid on common stocks. Demand also strengthened in advance of, and in response to, President Bush's dividend tax-cut package, which was passed in June. The final month of the Fund's fiscal year saw a dramatic rise in interest rates and bond yields that tempered an otherwise favorable backdrop. That said, rising interest rates offered a silver lining, providing us with an opportunity to add preferred stocks we liked at more reasonable levels.

"...preferred stocks performed well amid mostly favorable conditions for the group."

UTILITY COMMONS IMPROVE

The performance of utility common stocks steadily improved during the year. When the period began, utility stocks remained under pressure, mired in the remnants of the Enron debacle. But by early 2003, utility stocks began an encouraging rally that extended through the end of the period. A return of investor confidence in utilities was set off by a growing sense that the sector had become undervalued relative to the market as a whole and relative to its historic value. Dividend tax relief also helped. Utilities historically have offered consistently high dividends, positioning them to benefit once tax relief was enacted.

--------------------------------------------------------------------------------
[Photos' of Greg Phelps and Mark Maloney flush right next to first paragraph.]
--------------------------------------------------------------------------------

Furthermore, investors liked the fact that many utility companies had begun to clean up their balance sheets and rid themselves of money-losing unregulated subsidiaries - such as energy trading - that caused them pain in the post-Enron environment.

FUND PERFORMANCE

For the 12 months ended July 31, 2003, John Hancock Patriot Global Dividend Fund returned 15.33% at net asset value. By comparison, the average income and preferred stock closed-end fund returned 16.20%, according to Lipper, Inc. In the same 12-month period, the Dow Jones Utility Average - which tracks the performance of 15 electric and natural gas utilities - returned 4.37%, and the broader stock market, as measured by the Standard & Poor's 500 Index, returned 10.64%.

Preferred stocks issued by some of the Fund's holdings in the financial sector were some of its best performers during the period. They benefited from a combination of positive trends. Banks and other lenders - such as student loan giant SLM Corp. - were helped by attractive lending spreads, meaning they could borrow money at relatively low rates and lend it out at higher rates. Brokers - such as Bear Stearns - got a mild boost from the better equity market, which, in turn, fostered more trading revenues. Bear Stearns also was helped by the fact that it posted better financial results than many of its other broker competitors and by speculation that it is a takeover candidate.

"...some of the Fund's holdings in the financial sector were some of its best performers..."

Among utility stocks, we saw winners in both the preferred and common stock categories. Our holdings in the preferred stock of Alabama Power, a wholly owned subsidiary of Southern Company, posted strong gains in response to investors' enthusiasm over the company's "back-to-basics" approach. Likewise,

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five industry groups1." The first listing is Utilities 54%, the second is Broker services 12%, the third Oil & gas 8%, the fourth Banks-United States 8%, and the fifth Finance 6%.]
--------------------------------------------------------------------------------

investors cheered Alliant Energy Corp.'s moves to sell some of its non-utility businesses as part of a plan to pay down debt, helping boost our common stock holdings in that company. The common stock of Chicago-based gas utility Peoples Energy also led our list of top performers, due in part to strong pricing of oil and gas.

In contrast, AMERCO, the parent company of truck-rental company U-Haul, was a disappointment. The company struggled during the year, in part due to a credit-rating downgrade that, in turn, led to questions about its management's strategies. Despite these problems, we continued to hold onto our stake in AMERCO because we believe that this well-known franchise is on course to reduce its debt and strengthen its balance sheet -moves that, if successful, could potentially put the company on firmer footing.

--------------------------------------------------------------------------------
[Pie chart in middle of page with heading "Portfolio diversification1" The chart is divided into three sections (from top to left): Preferred stocks 71%, Common stocks 27% and Short-term investments 2%. ]
--------------------------------------------------------------------------------

OUTLOOK

For the balance of 2003, we remain optimistic about the outlook for preferred and utility common stocks. Much of our optimism stems from our macroeconomic outlook, which calls for a continually sluggish economy coupled with sustained low interest rates, which could continue to prompt strong demand

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is SLM Corp. followed by an up arrow with the phrase "Student loan provider benefits from falling interest rates." The second listing is Alabama Power followed by an up arrow with the phrase "Renewed focus on electric business boosts investor confidence." The third listing is AMERCO followed by a down arrow with the phrase "Credit-rating downgrade prompts concerns about company's future."]
--------------------------------------------------------------------------------

for relatively high-yielding preferred and utility common stocks. In our view, the steep increase in interest rates and bond yields that occurred from about mid-June through the end of July was more a reaction to technical factors in the bond markets than it was anticipation of a stronger economy and inflation. We're also heartened by the fact that the dividend tax relief plan enacted in June could help boost demand for many stocks that pay high dividends. Utility common stocks have other factors going for them as well, including the potential for more stable credit ratings, attractive valuations and the possible elimination of an anachronistic law limiting utility mergers.

"For the balance of 2003, we remain optimistic about the outlook for preferred and utility common stocks."


This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest at least 25% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a broader diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund's portfolio on July 31, 2003.

FINANCIAL STATEMENTS


-----------
FUND'S
INVESTMENTS
-----------

Securities owned by the Fund on July 31, 2003

This schedule is divided into three main categories: preferred stocks, common stocks and short-term investments. The preferred and common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.




SHARES                           ISSUER, DESCRIPTION                                                   VALUE

------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 111.71%                                                                        $115,226,466
------------------------------------------------------------------------------------------------------------
(Cost $115,734,547)

Agricultural Operations 3.88%                                                                      4,005,000
45,000                           Ocean Spray Cranberries, Inc., 6.25%, Ser A (R)                   4,005,000

Banks - Foreign 0.49%                                                                                505,400
20,000                           Abbey National Plc, 7.00% (United Kingdom)                          505,400

Banks - United States 12.57%                                                                      12,961,775
80,000                           FleetBoston Financial Corp., 6.75%,
                                  Depositary Shares, Ser VI                                        4,240,000
108,550                          HSBC USA, Inc., $2.8575                                           5,481,775
60,000                           J.P. Morgan Chase & Co., 6.625%,
                                  Depositary Shares, Ser H                                         3,240,000

Broker Services 18.43%                                                                            19,015,255
61,000                           Bear Stearns Cos., Inc. (The), 5.49%, Ser G                       2,894,450
92,000                           Bear Stearns Cos., Inc. (The), 5.72%, Ser F                       4,544,800
147,950                          Lehman Brothers Holdings, Inc., 5.67%,
                                  Depositary Shares, Ser D                                         7,397,500
28,100                           Lehman Brothers Holdings, Inc., 5.94%, Ser C                      1,434,505
98,000                           Merrill Lynch & Co., Inc., 9.00%, Depositary Shares, Ser A        2,744,000

Diversified Operations 1.33%                                                                       1,370,370
51,000                           Grand Metropolitan Delaware, L.P., 9.42%, Ser A                   1,370,370

Finance 9.37%                                                                                      9,670,316
85,200                           Citigroup, Inc., 6.231%, Depositary Shares, Ser H                 4,458,516
92,000                           SLM Corp., 6.97%, Ser A                                           5,211,800


See notes to
financial statements.

6




SHARES                           ISSUER, DESCRIPTION                                                   VALUE

Leasing Companies 2.43%                                                                           $2,511,000
162,000                          AMERCO, 8.50%, Ser A                                              2,511,000

Media 6.28%                                                                                        6,473,200
166,200                          Shaw Communications, Inc., 8.45%, Ser A (Canada)                  4,121,760
95,200                           Shaw Communications, Inc., 8.50% (Canada)                         2,351,440

Oil & Gas 13.40%                                                                                  13,824,249
52,300                           Anadarko Petroleum Corp., 5.46%, Depositary Shares                5,177,700
35,300                           Apache Corp., 5.68%, Depositary Shares, Ser B                     3,546,549
50,000                           Devon Energy Corp., 6.49%, Ser A                                  5,100,000

Telecommunications 0.41%                                                                             417,840
13,928                           Touch America Holdings, Inc., $6.875                                417,840

Utilities 43.12%                                                                                  44,472,061
210,000                          Alabama Power Co., 5.20%                                          5,376,000
10,000                           Baltimore Gas & Electric Co., 6.99%, Ser 1995                     1,025,000
7,460                            Central Illinois Light Co., 4.64%                                   561,132
8,015                            Central Maine Power Co., 4.75%                                      556,642
40,000                           Coastal Finance I, 8.375%                                           796,000
146,000                          El Paso Tennessee Pipeline Co., 8.25%, Ser A                      6,132,000
55,700                           Energy East Capital Trust I, 8.25%                                1,479,949
6,166                            Massachusetts Electric Co., 4.76%                                   476,709
17,310                           Northern Indiana Public Service Co., 7.50%                        1,771,029
46,000                           PSI Energy, Inc., 6.875%                                          4,830,000
40,000                           Public Service Electric & Gas Co., 4.18%, Ser B                   2,882,000
7,000                            Public Service Electric & Gas Co., 6.92%                            721,000
185,000                          Puget Energy, Inc., 7.45%, Ser II                                 4,810,000
220,800                          Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                  4,416,000
55,000                           South Carolina Electric & Gas Co., 6.52%                          5,665,000
118,000                          TDS Capital II, 8.04%                                             2,973,600

------------------------------------------------------------------------------------------------------------
COMMON STOCKS 42.03%                                                                             $43,353,420
------------------------------------------------------------------------------------------------------------
(Cost $54,904,424)

Telecommunications 0.00%                                                                               2,541
77,000                           Touch America Holdings, Inc.*                                         2,541

Utilities 42.03%                                                                                  43,350,879
127,420                          Alliant Energy Corp.                                              2,587,900
154,000                          Aquila, Inc.                                                        397,320
112,900                          CH Energy Group, Inc.                                             4,894,215
47,500                           Dominion Resources, Inc.                                          2,854,750
111,900                          DTE Energy Co.                                                    3,995,949
58,000                           Duke Energy Corp.                                                 1,017,900
194,000                          Energy East Corp.                                                 4,017,740
102,000                          KeySpan Corp.                                                     3,442,500
44,000                           NiSource, Inc.                                                      849,200
180,000                          Northeast Utilities                                               3,024,000
79,000                           NSTAR                                                             3,533,670
40,500                           Peoples Energy Corp.                                              1,660,095
28,000                           Progress Energy, Inc.                                             1,140,720
35,000                           Progress Energy, Inc. (Contingent Value Obligation)*(I)               4,200



                                                                                       See notes to
                                                                                       financial statements.


                                                                                                           7




SHARES                           ISSUER, DESCRIPTION                                                   VALUE

Utilities (continued)
112,800                          Puget Energy, Inc.                                               $2,466,936
254,000                          Sierra Pacific Resources*                                         1,308,100
143,700                          TECO Energy, Inc.                                                 1,781,880
60,400                           WPS Resources Corp.                                               2,404,524
136,000                          Xcel Energy, Inc.                                                 1,969,280


                                                                   INTEREST     PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                 RATE       (000s OMITTED)           VALUE

------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 4.28%                                                                      $4,411,000
------------------------------------------------------------------------------------------------------------
(Cost $4,411,000)

Commercial Paper 4.28%
ChevronTexaco Corp., 08-01-03                                      0.97%        $4,411             4,411,000

------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS  158.02%                                                                      $162,990,886
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET  (58.02%)                                                     ($59,843,851)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS  100.00%                                                                       $103,147,035
------------------------------------------------------------------------------------------------------------

* Non-income-producing security.

(I) This security is valued in good faith under procedures established by the Board of Trustees.

(R) These  securities  are  exempt  from  registration  under  rule 144A of the
    Securities Act of 1933.  Such  securities  may be resold,  normally to qualified institutional  buyers,  in  transactions  exempt  from  registration.  Rule 144A securities amounted to $4,005,000 or 3.88% of net assets as of July 31, 2003.

    Parenthetical  disclosure  of a  foreign  country  in the  security  description represents country of a foreign issuer.

    The  percentage  shown for each  investment  category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

8


FINANCIAL STATEMENTS

-----------
ASSETS AND
LIABILITIES
-----------

July 31, 2003

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value for each common share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $175,049,971)                            $162,990,886
Cash                                                                         394
Dividends receivable                                                     387,012
Other assets                                                              33,134
Total assets                                                         163,411,426

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable to affiliates
 Management fee                                                          113,016
 Administration fee                                                       21,190
Other payables and accrued expenses                                      101,086
Total liabilities                                                        235,292
Dutch Auction Rate Transferable Securities preferred
 shares (DARTS), at value, unlimited number of
 shares of beneficial interest authorized with no
 par value, 600 shares issued, liquidation
 preference of $100,000 per share                                     60,029,099

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Common shares capital paid-in                                        113,366,284
Accumulated net realized loss on investments                            (961,982)
Net unrealized depreciation of investments                           (12,059,085)
Accumulated net investment income                                      2,801,818
Net assets applicable to common shares                              $103,147,035

--------------------------------------------------------------------------------
NET ASSET VALUE PER COMMON SHARE
--------------------------------------------------------------------------------

Based on 8,344,700 shares of beneficial interest
 outstanding - unlimited number of shares
 authorized with no par value                                             $12.36



                                                           See notes to
                                                           financial statements.


                                                                               9



FINANCIAL STATEMENTS

----------
OPERATIONS
----------

For the year ended July 31, 2003

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                            $10,136,131
Interest                                                                  53,753

Total investment income                                               10,189,884

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                              1,265,337
Administration fee                                                       237,251
DARTS auction fee                                                        159,583
Federal excise tax                                                       124,657
Auditing fee                                                              50,450
Custodian fee                                                             38,034
Transfer agent fee                                                        34,488
Printing                                                                  30,888
Registration and filing fee                                               23,825
Miscellaneous                                                             15,881
Trustees' fee                                                             10,886
Legal fee                                                                  2,225
Interest expense                                                             255

Total expenses                                                         1,993,760

Net investment income                                                  8,196,124

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                        (501,282)
Change in net unrealized appreciation (depreciation)
 of investments                                                        7,511,003

Net realized and unrealized gain                                       7,009,721
Distributions to DARTS                                                  (880,197)

Increase in net assets from operations                               $14,325,648


See notes to
financial statements.


10


FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses and distributions paid to shareholders.


                                              YEAR                          YEAR
                                              ENDED                        ENDED
                                              7-31-02                    7-31-03

--------------------------------------------------------------------------------
INCREASE IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment income                         $9,387,474              $8,196,124
Net realized loss                               (184,775)               (501,282)
Change in net unrealized
 appreciation (depreciation)                 (18,211,295)              7,511,003
Distributions to DARTS                        (1,233,275)               (880,197)

Increase (decrease) in net assets
 resulting from operations                   (10,241,871)             14,325,648

Distributions to common shareholders
From net investment income                    (8,110,601)             (8,111,048)

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                          115,284,907              96,932,435
End of period1                               $96,932,435            $103,147,035


1 Includes accumulated net investment income of $3,470,057 and $2,801,818, respectively.


                                                           See notes to
                                                           financial statements.


                                                                              11


----------
FINANCIAL
HIGHLIGHTS
----------


COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                                7-31-99        7-31-00       7-31-01       7-31-02       7-31-03

------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                         $15.13         $14.01        $12.66        $13.82        $11.62
Net investment income1                         1.20           1.24          1.18          1.12          0.98
Net realized and unrealized
 gain (loss) on investments                   (0.99)         (1.31)         1.27         (2.20)         0.84
Distributions to DARTS                        (0.29)         (0.31)        (0.32)        (0.15)        (0.11)
Total from
 investment operations                        (0.08)         (0.38)         2.13         (1.23)         1.71
Less distributions to
 common shareholders
From net investment income                    (1.04)         (0.97)        (0.97)        (0.97)        (0.97)
Net asset value,
 end of period                               $14.01         $12.66        $13.82        $11.62        $12.36
Per share market value,
 end of period                               $11.19         $11.19        $12.66        $11.13        $12.40
Total return at
 market value2 (%)                            (8.02)          9.51         22.53         (5.06)        20.79

------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets applicable to common
 shares, end of period (in millions)           $117           $106          $115           $97          $103
Ratio of expenses to average
 net assets3 (%)                               1.85           1.91          1.87          1.94          2.03
Ratio of net investment income
 to average net assets4 (%)                    8.09           9.63          8.57          8.44          8.35
Portfolio turnover (%)                           38             24            26            17             5

------------------------------------------------------------------------------------------------------------
SENIOR SECURITIES
------------------------------------------------------------------------------------------------------------
Total value of DARTS outstanding
 (in millions)                                  $60            $60           $60           $60           $60
Involuntary liquidation preference
 per unit (in thousands)                       $100           $100          $100          $100          $100
Approximate market value
 per unit (in thousands)                       $100           $100          $100          $100          $100
Asset coverage per unit5                   $296,112       $273,324      $290,681      $254,633      $271,743


1 Based on the average of common shares outstanding.
2 Assumes dividend reinvestment.
3 Ratios calculated on the basis of expenses applicable to common shares relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratio of expenses would have been 1.25%, 1.23%, 1.23%, 1.26% and 1.26%, respectively.
4 Ratios calculated on the basis of net investment income applicable to common shares relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratio of net investment income would have been 5.45%, 6.18%, 5.63%, 5.48% and 5.18%, respectively.
5 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing such amount by the number of DARTS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.



See notes to
financial statements.


12


----------
NOTES TO
STATEMENTS
----------

NOTE A
Accounting policies

John Hancock Patriot Global Dividend Fund (the "Fund") is a diversified closed-end management investment company registered under the Investment Company
Act of 1940.

Significant accounting policies of the Fund are as follows:

Valuation of investments
Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees.
Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions
Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses
The majority of the expenses are directly identifiable to an individual fund.
Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes
The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders.
Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $573,041 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires
July 31, 2011. Net capital losses of $204,527 that are attributable to security transactions incurred after October 31, 2002, are treated


                                                                              13



as arising on August 1, 2003, the first day of the Fund's next taxable year.

Dividends, interest
and distributions
Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to common and preferred shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended July 31, 2003, the tax character of distributions paid was as follows: ordinary income $8,991,245. As of July 31, 2003, the components of distributable earnings on a tax basis included $2,766,203 of undistributed ordinary income. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.
Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others
The Fund has an investment management contract with John Hancock Advisers, LLC
(the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC.
Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.80% of the Fund's average weekly net assets plus the value attributable to the DARTS.

The Fund has an administrative agreement with the Adviser under which the Adviser oversees the custodial, auditing, valuation, accounting, legal, stock transfer and dividend disbursing services and maintains Fund communications with the shareholders. The Fund pays the Adviser a monthly administration fee at an annual rate of 0.15% of the Fund's average weekly net assets plus the value attributable to the DARTS.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated
Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation
Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share
transactions
Common shares
The Fund had no common shares transactions during the year ended July 31, 2003.


14


Dutch Auction Rate Transferable Securities preferred shares
The Fund issued 600 shares of Dutch Auction Rate Transferable Securities preferred shares ("DARTS") on October 16, 1992, in a public offering. The underwriting discount was recorded as a reduction of the capital of common shares.

Dividends on the DARTS, which accrue daily, are cumulative at a rate that was established at the offering of the DARTS and has been reset every 49 days thereafter by an auction. Dividend rates on DARTS ranged from 0.97% to 1.82% during the year ended July 31, 2003. Accrued dividends on DARTS are included in the value of DARTS on the Fund's Statement of Assets and Liabilities.

The DARTS are redeemable at the option of the Fund, at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The DARTS are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the DARTS, as defined in the Funds' by-laws. If the dividends on the DARTS shall remain unpaid in an amount equal to two full years' dividends, the holders of the DARTS, as a class, have the right to elect a majority of the Board of Trustees.
In general, the holders of the DARTS and the common shareholders have equal voting rights of one vote per share, except that the holders of the DARTS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the DARTS and common shares.

NOTE D
Investment
transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended July 31, 2003, aggregated $8,292,085 and $11,609,112, respectively.

The cost of investments owned at July 31, 2003, including short-term investments for federal income tax purposes, was $175,234,388. Gross unrealized appreciation
and   depreciation  of  investments   aggregated   $8,900,124  and  $21,143,626,
respectively,  resulting in net  unrealized  depreciation  of  $12,243,502.  The difference  between  book  basis and tax basis net  unrealized  depreciation  of investments  is  attributable  primarily  to the tax  deferral of losses on wash sales.

NOTE E
Reclassification of accounts
During the year ended July 31, 2003, the Fund reclassified  amounts to reflect a decrease in accumulated net realized loss on investments of $307, an increase in accumulated net investment  income of $126,882 and a decrease in capital paid-in of $127,189.  This represents the amount necessary to report these balances on a tax  basis,  excluding  certain  temporary  differences,  as of July  31,  2003.
Additional  adjustments  may be needed in subsequent  reporting  periods.  These reclassifications,  which have no impact on the net asset value of the Fund, are
primarily   attributable   to  certain   differences   in  the   computation  of
distributable income and capital gains under federal tax rules versus accounting principles  generally  accepted in the United States of America and book and tax differences in accounting for deferred  compensation and federal excise tax. The calculation  of  net  investment  income  per  share  in  the  Fund's  Financial
Highlights excludes these adjustments.


                                                                              15


---------
AUDITORS'
REPORT
---------

Report of Deliotte & Touche LLP, Independent Auditors


To The  Board of  Trustees  and  Shareholders  of John  Hancock  Patriot  Global
Dividend Fund,

We have audited the  accompanying  statement of assets and  liabilities  of John
Hancock Patriot Global Dividend Fund (the "Fund"), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Patriot Global Dividend Fund as of July 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the respectively stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 5, 2003


16


-----------
TAX
INFORMATION
-----------

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended July 31, 2003.

With  respect to the  ordinary  dividends  paid by the Fund for the fiscal  year
ended  July  31,  2003,  100%  of  the  dividends   qualify  for  the  corporate
dividends-received deduction.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax
Relief  Reconciliation  Act of  2003.  This  amount  will be  reflected  on Form
1099-DIV for the calendar year 2003.

If the Fund paid dividends during the fiscal year end, shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year
2003.


                                                                              17



INVESTMENT
OBJECTIVE
AND POLICY
The Fund's investment objective is to provide a high level of current income, consistent with modest growth of capital, for holders of its common shares of beneficial interest. The Fund will pursue its objective by investing in a diversified portfolio of dividend-paying preferred and common stocks of domestic and foreign issuers, as well as debt obligations, with the Fund investing only in U.S.-dollar-denominated securities.

The Fund's non-fundamental investment policy, with respect to the quality of ratings of its portfolio investments, was changed by a vote of the Fund's
Trustees on September 13, 1994. The new policy, which became effective October
15, 1994, stipulates that preferred stocks and debt obligations in which the Fund will invest will be rated investment grade (at least "BBB" by S&P or "Baa" by Moody's) at the time of investment or will be preferred stocks of issuers of investment-grade senior debt, some of which may have speculative characteristics, or, if not rated, will be of comparable quality as determined by the Adviser. The Fund will invest in common stocks of issuers whose senior debt is rated investment grade or, in the case of issuers that have no rated senior debt outstanding, whose senior debt is considered by the Adviser to be of comparable quality. The new policy supersedes the requirement that at least 80% of the Fund's total assets consist of preferred stocks and debt obligations rated "A" or higher and dividend paying common stocks whose issuers have senior debt rated "A" or higher.

On November 20, 2001, the Fund's Trustees approved the following investment policy investment restriction change, effective December 15, 2001. Under normal circumstances the Fund will invest at least 80% of its assets in dividend-paying securities. The "Assets" are defined as net assets including the liquidation preference amount of the DARTS plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

DIVIDEND
REINVESTMENT PLAN
The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the "Plan Agent"), unless an election is made to receive cash.
Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the holders of common shares in administering the Plan. After the Fund declares a dividend or makes a capital gain distribution, the Plan Agent will, as an agent for the participants, receive the cash payment and use it to buy common shares in the open market, on the New York
Stock Exchange or elsewhere, for the participants' accounts. The Fund will not issue any new shares in connection with the Plan.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant's account will be the average


18



cost, including brokerage commissions, of any shares purchased on the open market. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received prior to dividend record dates; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan
Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan
Agent after at least 90 days' written  notice to all  shareholders  of the Fund.
All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services,
P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

SHAREHOLDER COMMUNICATION AND ASSISTANCE
If you have any questions concerning the Fund, we will be pleased to assist you.
If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.


                                                                              19



SHAREHOLDER
MEETINGS
In November 2002, the Board of Trustees adopted several amendments to the Fund's by-laws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the by-laws require shareholders to notify the Fund in writing of any proposal that they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year's annual meeting of shareholders. The notification must be in the form prescribed by the by-laws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the by-laws.

On March 20, 2003, the Annual Meeting of shareholders of the Fund was held to elect four Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 8,140,034 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                             WITHHELD
                                        FOR                  AUTHORITY
--------------------------------------------------------------------------------
Maureen Ford Goldfarb                   8,061,334            78,700
Charles L. Ladner                       8,046,420            93,614
John A. Moore                           8,036,598            103,436

The preferred shareholders elected Ronald R. Dion to serve until his successor is duly elected and qualified, with the votes tabulated as follows: 344 FOR and 0 WITHHELD AUTHORITY.

The shareholders also ratified the Trustees' selection of Deloitte & Touche LLP as the Fund's independent auditor for the fiscal year ending July 31, 2003, with votes tabulated as follows: 8,039,175 FOR, 35,925 AGAINST and 65,279 ABSTAINING.


20


----------
TRUSTEES
& OFFICERS
----------

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES

                                                                                NUMBER OF
NAME, AGE                                                          TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1       BY TRUSTEE

----------------------------------------------------------------------------------------------
James F. Carlin, Born: 1940                                        1992         32
----------------------------------------------------------------------------------------------
Director and Treasurer,  Alpha  Analytical Inc.  (analytical laboratory) (since 1985); Part Owner and Treasurer, Lawrence
Carlin Insurance  Agency,  Inc. (since 1995); Part Owner and
Vice President,  Mone Lawrence Carlin Insurance Agency, Inc.
(since  1996);  Director  and  Treasurer,  Rizzo  Associates
(until 2000);  Chairman and CEO, Carlin  Consolidated,  Inc.
(management/investments) (since 1987); Director and Partner,
Proctor   Carlin  &  Co.,  Inc.   (until   1999);   Trustee,
Massachusetts  Health and  Education Tax Exempt Trust (since
1993);  Director  of the  following:  Uno  Restaurant  Corp.
(until  2001),  Arbella  Mutual  (insurance)  (until  2000),
HealthPlan Services, Inc. (until 1999), Flagship Healthcare,
Inc.  (until 1999),  Carlin  Insurance  Agency,  Inc. (until
1999);  Chairman,  Massachusetts  Board of Higher  Education
(until 1999).

----------------------------------------------------------------------------------------------
William H. Cunningham, Born: 1944                                  1995         32
----------------------------------------------------------------------------------------------
Former  Chancellor,  University  of Texas  System and former
President  of  the  University  of  Texas,  Austin,   Texas;
Chairman and CEO, IBT Technologies (until 2001); Director of the following: The University of Texas Investment Management
Company   (until   2000),   Hire.com   (since   2000),   STC
Broadcasting,  Inc.  and  Sunrise  Television  Corp.  (until
2001), Symtx, Inc. (since 2001),  Adorno/ Rogers Technology,
Inc. (since 2001),  Pinnacle Foods Corporation (since 2001),
rateGenius  (since 2001),  LaQuinta Motor Inns,  Inc. (hotel
management    company)    (until   1998),    Jefferson-Pilot
Corporation  (diversified  life  insurance  company)  (since
1985),  New  Century  Equity  Holdings   (formerly   Billing
Concepts) (until 2001), eCertain (until 2001),  ClassMap.com
(until 2001),  Agile Ventures  (until 2001),  LBJ Foundation
(until 2000),  Golfsmith  International,  Inc. (until 2000),
Metamor  Worldwide  (until 2000),  AskRed.com  (until 2001),
Southwest  Airlines  (since 2000) and Introgen (since 2000);
Advisory  Director,  Q Investments  (since  2000);  Advisory
Director, Chase Bank (formerly Texas Commerce Bank-D Austin)
(since  1988),  LIN  Television   (since  2002)  and  WilTel
Communications (since 2002).


                                                                              21


INDEPENDENT TRUSTEES (CONTINUED)

                                                                                NUMBER OF
NAME, AGE                                                          TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1       BY TRUSTEE

----------------------------------------------------------------------------------------------
Ronald R. Dion, Born: 1946                                         1998         32
----------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  R.M.  Bradley & Co.,
Inc.;  Director,  The New England Council and  Massachusetts
Roundtable;  Trustee, North Shore Medical Center;  Director,
BJ's  Wholesale  Club,  Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College.

----------------------------------------------------------------------------------------------
Charles L. Ladner,2 Born: 1938                                     1992         32
----------------------------------------------------------------------------------------------
Chairman and Trustee,  Dunwoody  Village,  Inc.  (retirement
services);   Senior  Vice  President  and  Chief   Financial
Officer,  UGI Corporation  (Public Utility Holding  Company)
(retired  1998);  Vice  President and Director for AmeriGas,
Inc.  (retired 1998);  Director of AmeriGas  Partners,  L.P.
(until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since
2001).

----------------------------------------------------------------------------------------------
Patti McGill Peterson,2 Born: 1943                                 2002         30
----------------------------------------------------------------------------------------------
Executive  Director,  Council for International  Exchange of
Scholars  (since  1998);   Vice   President,   Institute  of
International Education (since 1998); Senior Fellow, Cornell
Institute  of  Public  Affairs,  Cornell  University  (until
1997);  President  Emerita of Wells College and St. Lawrence
University;   Director,  Niagara  Mohawk  Power  Corporation
(electric utility).

----------------------------------------------------------------------------------------------
John A. Moore,2 Born: 1939                                         2002         30
----------------------------------------------------------------------------------------------
President  and  Chief  Executive   Officer,   Institute  for
Evaluating  Health  Risks,  (nonprofit  institution)  (until
2001);  Senior  Scientist,  Sciences  International  (health research) (since 1998);  Principal,  Hollyhouse (consulting)
(since 2000);  Director,  CIIT (nonprofit  research)  (since
2002).

----------------------------------------------------------------------------------------------
Steven Pruchansky, Born: 1944                                      1992         32
----------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  Mast Holdings,  Inc.
(since 2000);  Director and President,  Mast Holdings,  Inc.
(until 2000); Managing Director, JonJames, LLC (real estate)
(since 2001); Director, First Signature Bank & Trust Company
(until  1991);  Director,  Mast Realty Trust  (until  1994);
President, Maxwell Building Corp. (until 1991).

----------------------------------------------------------------------------------------------
Norman H. Smith, Born: 1933                                        1992         32
----------------------------------------------------------------------------------------------
Lieutenant General, United States Marine Corps; Deputy Chief
of Staff for  Manpower  and  Reserve  Affairs,  Headquarters
Marine Corps;  Commanding  General III Marine  Expeditionary
Force/3rd Marine Division (retired 1991).

----------------------------------------------------------------------------------------------
John P. Toolan,2 Born: 1930                                        1993         32
----------------------------------------------------------------------------------------------
Director, The Smith Barney Muni Bond Funds, The Smith Barney
Tax-Free  Money  Funds,  Inc.,  Vantage  Money  Market Funds
(mutual   funds),   The   Inefficient-Market    Fund,   Inc.
(closed-end  investment  company);  Chairman,  Smith  Barney
Trust Company of Florida  (retired  1991);  Director,  Smith
Barney,  Inc.,  Mutual  Management  Company and Smith Barney
Advisers,  Inc. (investment advisers) (retired 1991); Senior
Executive  Vice  President,   Director  and  member  of  the
Executive  Committee,  Smith  Barney,  Harris  Upham  & Co.,
Incorporated (investment bankers) (until 1991).


22


INTERESTED TRUSTEES 3

                                                                                NUMBER OF
NAME, AGE                                                          TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1       BY TRUSTEE

----------------------------------------------------------------------------------------------
John M. DeCiccio, Born: 1948                                       2001         54
----------------------------------------------------------------------------------------------
Trustee
Executive Vice President and Chief Investment Officer,  John
Hancock Financial Services,  Inc.; Director,  Executive Vice
President and Chief  Investment  Officer,  John Hancock Life
Insurance  Company;  Chairman of the Committee of Finance of
John Hancock Life Insurance Company;  Director, John Hancock
Subsidiaries,  LLC  (Subsidiaries,   LLC),  Hancock  Natural
Resource Group,  Independence  Investment  LLC,  Declaration
Management  Research  LLC, John Hancock  Advisers,  LLC (the
"Adviser"), The Berkeley Financial Group, LLC ("The Berkeley
Group"),  John Hancock Funds, LLC ("John Hancock Funds") and
Massachusetts Business Develop- ment Corporation;  Director,
John Hancock  Insurance  Agency,  Inc.  ("Insurance  Agency,
Inc.") (until 1999).

----------------------------------------------------------------------------------------------
Maureen Ford Goldfarb, Born: 1955                                  2000         54
----------------------------------------------------------------------------------------------
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President,  John Hancock Financial  Services,
Inc.,  John  Hancock  Life  Insurance   Company;   Chairman,
Director, President and Chief Executive Officer, the Adviser
and The Berkeley Group;  Chairman,  Director,  President and
Chief  Executive  Officer,  John  Hancock  Funds;  Chairman,
Director  and  Chief  Executive  Officer,   Sovereign  Asset
Management Corporation ("SAMCorp.");  Director, Independence
Investment LLC,  Subsidiaries,  LLC, and Signature Services;
Senior  Vice  President,  MassMutual  Insurance  Co.  (until
1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                             OFFICER
PRINCIPAL OCCUPATION(S) AND                                                            OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                        SINCE

----------------------------------------------------------------------------------------------
Richard A. Brown, Born: 1949                                                              2000
----------------------------------------------------------------------------------------------
Senior Vice President and Chief Financial Officer
Senior  Vice   President,   Chief   Financial   Officer  and
Treasurer, the Adviser, John Hancock Funds, and The Berkeley
Group;   Second   Vice   President   and  Senior   Associate
Controller, Corporate Tax Department, John Hancock Financial
Services, Inc. (until 2001).

----------------------------------------------------------------------------------------------
Thomas H. Connors, Born: 1959                                                             1992
----------------------------------------------------------------------------------------------
Vice President and Compliance Officer
Vice President and Compliance Officer,  the Adviser and each of the John  Hancock  funds;  Vice  President,  John Hancock
Funds.

----------------------------------------------------------------------------------------------
William H. King, Born: 1952                                                               1992
----------------------------------------------------------------------------------------------
Vice President and Treasurer
Vice President and Assistant  Treasurer,  the Adviser;  Vice
President and  Treasurer of each of the John Hancock  funds;
Assistant Treasurer of each of the John Hancock funds (until
2001).


                                                                              23



PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

NAME, AGE
POSITION(S) HELD WITH FUND                                                             OFFICER
PRINCIPAL OCCUPATION(S) AND                                                            OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                        SINCE

----------------------------------------------------------------------------------------------
Susan S. Newton, Born: 1950                                                               1992
----------------------------------------------------------------------------------------------
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice  President,  Secretary and Chief Legal  Officer,
SAMCorp.,  the Adviser and each of the John  Hancock  funds,
John Hancock Funds and The Berkeley  Group;  Vice President,
Signature  Services  (until  2000);  Director,  Senior  Vice
President and Secretary, NM Capital.

  The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.
1 Each Trustee  serves  until  resignation,  retirement  age or until his or her successor is elected.
2 Member of Audit Committee.
3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

-----------
FOR YOUR
INFORMATION
-----------

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT AND
DIVIDEND DISBURSER
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

TRANSFER AGENT
FOR DARTS
Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, New York 10017

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

STOCK SYMBOL
Listed New York Stock Exchange:
PGD

For shareholder assistance
refer to page 19

--------------------------------------------------------------------------------
HOW TO
CONTACT US
----------


On the Internet                     www.jhfunds.com

By regular mail                     Mellon Investor Services
                                    85 Challenger Road
                                    Overpeck Centre
                                    Ridgefield Park, NJ 07660

Customer service representatives    1-800-852-0218

Portfolio commentary                1-800-344-7054

24-hour automated information       1-800-843-0090

TDD Line                            1-800-231-5469

The Fund's voting policies and procedures are available without charge, upon request:

By phone                            1-800-225-5291

On the Fund's Web site              www.jhfunds.com/proxy

On the SEC's Web site               www.sec.gov
--------------------------------------------------------------------------------

-------------
  PRESORTED
  STANDARD
U. S. Postage
    PAID
    MIS
-------------


John Hancock [LOGO]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com




                                                                     P400A  7/03
                                                                            9/03


ITEM 2.  CODE OF ETHICS.

As of the end of the period, July 31, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Proxy Voting Policies and Procedures are attached.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
      ------------------------------
      Maureen Ford Goldfarb
      Chairman, President and Chief Executive Officer

Date: September 26, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
      -------------------------------
      Maureen Ford Goldfarb
      Chairman, President and Chief Executive Officer

Date: September 26, 2003


By:
      -----------------------
      Richard A. Brown
      Senior Vice President and Chief Financial Officer

Date: September 26, 2003